Schedule of revenue from transfer of goods and services (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Revenues	$ 12,808,828	$ 16,441,770	$ 11,319,944
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenues	12,808,828	16,441,770	11,319,944
Medical Services [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 12,808,828	$ 16,441,770	$ 11,319,944